Goodwill (Detail) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended		8 Months Ended	4 Months Ended	12 Months Ended	8 Months Ended				8 Months Ended
	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2012 TransUnion Holding's and TransUnion Corp. Successor's	Dec. 31, 2011 USIS TransUnion Corp-Predecessor	Apr. 30, 2012 USIS TransUnion Corp-Predecessor	Dec. 31, 2012 USIS TransUnion Holding's and TransUnion Corp. Successor's	Apr. 30, 2012 International TransUnion Corp-Predecessor	Dec. 31, 2011 International TransUnion Corp-Predecessor	Dec. 31, 2012 International TransUnion Holding's and TransUnion Corp. Successor's	Apr. 30, 2012 Interactive TransUnion Corp-Predecessor	Dec. 31, 2011 Interactive TransUnion Corp-Predecessor	Dec. 31, 2010 Interactive TransUnion Corp-Predecessor	Dec. 31, 2012 Interactive TransUnion Holding's and TransUnion Corp. Successor's
Goodwill [Line Items]
Beginning balance	$ 275.2	$ 223.7		$ 119.5	$ 147.5		$ 81.8	$ 58.3		$ 45.9	$ 45.9	$ 45.9
Purchase accounting adjustments related to acquisition of TransUnion Corp.			1,534.0			987.8			455.3				90.9
Acquisitions	0.8	60.6	9.9	28.0			0.8	32.6	9.9
Tax deductible goodwill adjustment	(10.3)		6.7				(10.3)		6.7
Additional purchase price related to acquisition of Brazil subsidiary			1.8						1.8
Goodwill related to disposed equity method investment			(0.2)						(0.2)
Foreign exchange rate adjustment	1.8	(9.1)	(15.5)				1.8	(9.1)	(15.5)
Ending balance	$ 267.5	$ 275.2	$ 1,804.2	$ 147.5	$ 147.5	$ 1,135.3	$ 74.1	$ 81.8	$ 532.1	$ 45.9	$ 45.9	$ 45.9	$ 136.8